OPERATING EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Salaries and benefits expense	$ 10	$ 3	$ 3
Professional services	18	2	2
Software	2	1	1
Sales and capital taxes	1	0	0
Licenses and fees	1	0	0
Other	3	0	0
Total operating expenses	$ 35	$ 6	$ 6